EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of components of calculation of earnings per share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands of $)	2024	2023	2022
Basic earnings per share:
Net income available to shareholders	130,653	83,937	202,768
Diluted earnings per share:
Net income available to shareholders	130,653	83,937	202,768
Interest and other expenses attributable to convertible notes	—	—	7,501
Net income assuming dilution	130,653	83,937	210,269

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands)	2024	2023	2022
Basic earnings per share:
Weighted average number of common shares outstanding*	129,391	126,249	126,789
Diluted earnings per share:
Weighted average number of common shares outstanding*	129,391	126,249	126,789
Effect of dilutive share options	609	335	112
Effect of dilutive convertible notes	—	—	10,476
Weighted average number of common shares outstanding assuming dilution	130,000	126,584	137,377

	Year ended December 31,
	2024	2023	2022
Basic earnings per share:	$1.01	$0.67	$1.60
Diluted earnings per share:	$1.01	$0.66	$1.53

*The weighted average number of common shares outstanding excluded 8,000,000 shares issued as part of a share lending arrangement relating to the Company's issuance of 5.75% senior unsecured convertible bonds in October 2016 and 3,765,842 shares issued as part of a share lending arrangement relating to the Company's issuance of 4.875% senior unsecured convertible bonds in April and May 2018. The Company entered into a general share lending agreement with another counterparty and after the maturity of the bonds, 8,000,000 and 3,765,142 shares, respectively, from each issuance under the two initial share lending arrangements described above were transferred into such counterparty's custody. During the year ended December 31, 2024, the Company cancelled the remaining 700 shares, which were previously held by the Company’s transfer agent. Accordingly, the total 11,765,142 of shares which had been issued under these arrangements, are not included in the weighted average number of common shares outstanding as of December 31, 2024 (2023 and 2022: 11,765,842).

The weighted average number of common shares outstanding also excludes 1,095,095 shares repurchased by the Company under its Share Repurchase Program during the year ended December 31, 2023. (See also Note 23: Share Capital, Additional Paid-In Capital and Contributed Surplus).